SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.8%
Fixed Income Funds — 56.6%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	324,380	$3,169
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	162,030	1,624
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	85,322	813
SEI Institutional Managed Trust Real Return Fund, Cl Y	57,146	542

Total Fixed Income Funds
(Cost $6,418) ($ Thousands)		6,148
Multi-Asset Funds — 28.9%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	218,515	2,196
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	42,517	405
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	70,371	543

Total Multi-Asset Funds
(Cost $3,159) ($ Thousands)		3,144

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Equity Funds — 9.3%
SEI Enhanced Low Volatility US Large Cap ETF	83	$3
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	78,509	789
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	21,647	216
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1	—

Total Equity Funds
(Cost $980) ($ Thousands)		1,008
Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Institutional Class, 4.765%*	541,181	541

Total Money Market Fund
(Cost $541) ($ Thousands)		541

Total Investments in Securities — 99.8%
(Cost $11,098) ($ Thousands)		$10,841

Percentages are based on Net Assets of $10,864 ($ Thousands).

*The rate reported is the 7-day effective yield as of June 30, 2023.

Cl — Class

The following is summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/23	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$3,554	$110	$(447)	$(31)	$(17)	$3,169	$25	$—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	1,773	74	(225)	—	2	1,624	19	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	712	197	(83)	(17)	4	813	6	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	594	22	(64)	(7)	(3)	542	2	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	2,377	70	(288)	(2)	39	2,196	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	596	16	(203)	(16)	12	405	8	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	594	25	(66)	(1)	(9)	543	—	—
SEI Enhanced Low Volatility US Large Cap ETF	303	1	(309)	13	(5)	3	2	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	598	261	(58)	(28)	16	789	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	—	216	21	(21)	—	216	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	241	11	(253)	21	(20)	—	1	—
SEI Daily Income Trust Government Fund, Institutional Class	591	25	(75)	—	—	541	7	—
Totals	$11,933	$1,028	$(2,050)	$(89)	$19	$10,841	$70	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.5%
Money Market Fund — 80.4%
SEI Daily Income Trust Government Fund, Institutional Class, 4.765%*†	2,627,302	$2,627

Total Money Market Fund
(Cost $2,627) ($ Thousands)		2,627
Fixed Income Fund — 19.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	115,568	627

Total Fixed Income Fund
(Cost $693) ($ Thousands)		627

Total Investments in Securities — 99.5%
(Cost $3,320) ($ Thousands)		$3,254

Percentages are based on Net Assets of $3,269 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

† The rate reported is the 7-day effective yield as of June 30, 2023.

The following is summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/23	Income	Capital Gains
SEI Daily Income Trust Government Fund, Institutional Class	$2,707	$27	$(107)	$—	$—	$2,627	$32	$—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	651	13	(34)	(4)	1	627	14	—
Totals	$3,358	$40	$(141)	$(4)	$1	$3,254	$46	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.8%
Fixed Income Funds — 50.8%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	647,484	$6,326
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	193,748	1,775
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	104,291	888
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	442,711	4,436
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	687,355	6,550
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	163,821	888
SEI Institutional Managed Trust Real Return Fund, Cl Y	187,403	1,777

Total Fixed Income Funds
(Cost $23,904) ($ Thousands)		22,640
Multi-Asset Funds — 28.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	127,757	893
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	762,634	7,665
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	209,035	1,990
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	288,129	2,224

Total Multi-Asset Funds
(Cost $13,078) ($ Thousands)		12,772
Equity Funds — 20.3%
SEI Enhanced Low Volatility US Large Cap ETF	45,200	1,169
SEI Institutional International Trust International Equity Fund, Cl Y	103,682	1,176
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	418,617	4,207
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	133,105	1,331
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	75,662	1,164

Total Equity Funds
(Cost $8,675) ($ Thousands)		9,047

Total Investments in Securities — 99.8%
(Cost $45,657) ($ Thousands)		$44,459

Percentages are based on Net Assets of $44,561 ($ Thousands).

Cl — Class

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Conservative Strategy Fund

The following is summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/23	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$6,919	$51	$(549)	$(37)	$(58)	$6,326	$48	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	1,849	27	(101)	(2)	2	1,775	17	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,385	10	(541)	(78)	112	888	12	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	4,615	78	(261)	—	4	4,436	48	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	5,566	1,380	(297)	(54)	(45)	6,550	49	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,378	31	(513)	(136)	128	888	31	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	1,845	34	(79)	(4)	(19)	1,777	5	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,390	19	(505)	(209)	198	893	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	7,829	172	(450)	(2)	116	7,665	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	2,777	28	(799)	(44)	28	1,990	40	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,304	63	(104)	(26)	(13)	2,224	—	—
SEI Enhanced Low Volatility US Large Cap ETF	1,993	—	(876)	36	16	1,169	11	—
SEI Institutional International Trust International Equity Fund, Cl Y	—	1,176	—	—	—	1,176	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	5,100	19	(1,053)	(66)	207	4,207	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	—	1,331	—	—	—	1,331	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,629	45	(514)	10	(6)	1,164	9	—
Totals	$46,579	$4,464	$(6,642)	$(612)	$670	$44,459	$270	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.7%
Equity Funds — 47.4%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	211,890	$3,017
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	389,342	5,992

Total Equity Funds
(Cost $6,614) ($ Thousands)		9,009
Fixed Income Fund — 32.6%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,143,406	6,197

Total Fixed Income Fund
(Cost $7,032) ($ Thousands)		6,197

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Money Market Fund — 19.7%
SEI Daily Income Trust Government Fund, Institutional Class, 4.765%**	3,738,682	$3,739

Total Money Market Fund
(Cost $3,739) ($ Thousands)		3,739

Total Investments in Securities — 99.7%
(Cost $17,385) ($ Thousands)		$18,945

Percentages are based on Net Assets of $19,012 ($ Thousands).

*The rate reported is the 7-day effective yield as of June 30, 2023.

Cl — Class

The following is summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/23	Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$3,052	$21	$(52)	$(93)	$89	$3,017	$21	$—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	6,056	95	411	(569)	(1)	5,992	32	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,350	165	(282)	(59)	23	6,197	145	—
SEI Daily Income Trust Government Fund, Institutional Class	3,784	125	(170)	—	—	3,739	45	—
Totals	$19,242	$406	$(93)	$(721)	$111	$18,945	$243	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Fixed Income Funds — 37.4%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	673,426	$6,579
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	307,481	2,817
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	276,242	2,354
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,924,247	18,338
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	433,986	2,352
SEI Institutional Managed Trust Real Return Fund, Cl Y	297,408	2,819

Total Fixed Income Funds
(Cost $39,004) ($ Thousands)		35,259
Equity Funds — 34.3%
SEI Enhanced Low Volatility US Large Cap ETF	125,160	3,237
SEI Enhanced US Large Cap Momentum Factor ETF	379	10
SEI Enhanced US Large Cap Quality Factor ETF	221	6
SEI Enhanced US Large Cap Value Factor ETF	309	8
SEI Institutional International Trust International Equity Fund, Cl Y	389,114	4,413
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	278,470	2,957
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,178,751	11,847
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	469,420	4,694
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	215,674	3,319
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	122,484	1,878

Total Equity Funds
(Cost $31,690) ($ Thousands)		32,369
Multi-Asset Funds — 28.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,287,274	8,998
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	935,994	9,407
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	368,804	3,511

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	610,367	$4,712

Total Multi-Asset Funds
(Cost $29,241) ($ Thousands)		26,628

Total Investments in Securities — 99.9%
(Cost $99,935) ($ Thousands)		$94,256

Percentages are based on Net Assets of $94,357 ($ Thousands).

Cl — Class

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Moderate Strategy Fund

The following is summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/23	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$7,453	$155	$(924)	$(68)	$(37)	$6,579	$54	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,810	109	(102)	(2)	2	2,817	26	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,834	41	(590)	(130)	199	2,354	24	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14,919	4,064	(371)	(67)	(207)	18,338	135	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,847	92	(572)	(148)	133	2,352	64	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,807	107	(60)	(3)	(32)	2,819	8	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	14,095	89	(5,067)	(2,151)	2,032	8,998	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	9,371	253	(356)	(1)	140	9,407	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4,724	102	(1,287)	(143)	115	3,511	69	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4,707	199	(113)	(10)	(71)	4,712	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	14,210	69	(2,176)	(847)	591	11,847	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,905	8	(1,853)	224	(285)	—	5	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,756	88	(1,132)	(394)	1	3,319	25	—
SEI Enhanced US Large Cap Quality Factor ETF	510	—	(538)	75	(41)	6	2	—
SEI Enhanced US Large Cap Momentum Factor ETF	950	—	(980)	54	(14)	10	3	—
SEI Enhanced US Large Cap Value Factor ETF	905	—	(973)	46	30	8	6	—
SEI Enhanced Low Volatility US Large Cap ETF	5,940	—	(2,859)	119	37	3,237	34	—
SEI Institutional International Trust - Emerging Markets Equity Fund, Cl Y	—	2,957	—	—	—	2,957	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	—	4,694	—	—	—	4,694	—	—
SEI Institutional Managed Trust - Dynamic Asset Allocation Fund, Cl Y	—	1,878	—	—	—	1,878	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	—	4,413	—	—	—	4,413	—	—
Totals	$95,743	$19,318	$(19,953)	$(3,446)	$2,593	$94,256	$455	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.8%
Equity Funds — 68.0%
SEI Institutional International Trust International Equity Fund, Cl Y	261,767	$2,969
SEI Institutional Managed Trust Real Estate Fund, Cl Y	209,587	2,985
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	172,854	5,709
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,618,151	24,903

Total Equity Funds
(Cost $23,309) ($ Thousands)		36,566
Fixed Income Fund — 17.6%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,751,907	9,495

Total Fixed Income Fund
(Cost $11,217) ($ Thousands)		9,495
Money Market Fund — 14.2%
SEI Daily Income Trust Government Fund, Institutional Class, 4.765%*	7,636,509	7,637

Total Money Market Fund
(Cost $7,637) ($ Thousands)		7,637

Total Investments in Securities — 99.8%
(Cost $42,163) ($ Thousands)		$53,698

Percentages are based on Net Assets of $53,802 ($ Thousands).

* The rate reported is the 7-day effective yield as of June 30, 2023.

Cl — Class

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Moderate Strategy Allocation Fund

The following is summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/23	Income	Capital Gains
SEI Institutional International Trust International Equity Fund, Cl Y	$3,009	$12	$(156)	$40	$64	$2,969	$—	—
SEI Institutional Managed Trust Real Estate Fund, Cl Y	3,062	91	(371)	108	95	2,985	21	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	5,781	38	(692)	482	100	5,709	18	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	25,312	186	1,586	(2,252)	71	24,903	134	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,634	306	317	(800)	38	9,495	221	—
SEI Daily Income Trust Government Fund, Institutional Class	7,654	273	(290)	—	—	7,637	90	—
Totals	$54,452	$906	$394	$(2,422)	$368	$53,698	$484	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 72.8%
SEI Enhanced US Large Cap Momentum Factor ETF	238,286	$6,334
SEI Enhanced US Large Cap Quality Factor ETF	110,003	3,191
SEI Enhanced US Large Cap Value Factor ETF	240,318	6,299
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	852,784	9,056
SEI Institutional International Trust International Equity Fund, Cl Y	2,108,535	23,911
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	741,669	11,370
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,115,294	15,737
SEI Institutional Managed Trust Small Cap Fund, Cl Y	540,053	6,799

Total Equity Funds
(Cost $68,795) ($ Thousands)		82,697

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 14.6%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	431,127	$3,673
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	976,495	9,306
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	678,277	3,676

Total Fixed Income Funds
(Cost $17,900) ($ Thousands)		16,655
Multi-Asset Fund — 12.5%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,033,142	14,212

Total Multi-Asset Fund
(Cost $17,624) ($ Thousands)		14,212

Total Investments in Securities — 99.9%
(Cost $104,319) ($ Thousands)		$113,564

Percentages are based on Net Assets of $113,662 ($ Thousands).

Cl — Class

The following is summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/23	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$8,097	$1,396	$(591)	$(4)	$158	$9,056	$—	$—

SEI Institutional International Trust International Equity Fund, Cl Y	24,495	544	(1,923)	313	482	23,911	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	9,383	2,376	(114)	(848)	573	11,370	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	12,256	3,915	(73)	(983)	622	15,737	35	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	6,650	303	(490)	47	289	6,799	10	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	22,923	70	(8,595)	(3,681)	3,495	14,212	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	6,885	58	(3,432)	(598)	760	3,673	58	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	5,722	4,047	(391)	56	(128)	9,306	50	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,921	201	(3,409)	(903)	866	3,676	153	—
SEI Enhanced US Large Cap Quality Factor ETF	3,129	—	(150)	21	191	3,191	9	—
SEI Enhanced US Large Cap Momentum Factor ETF	5,298	812	1	—	223	6,334	18	—
SEI Enhanced US Large Cap Value Factor ETF	5,555	273	1	—	470	6,299	36	—
Totals	$117,314	$13,995	$(19,166)	$(6,580)	$8,001	$113,564	$369	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 88.3%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	137,457	$1,459
SEI Institutional International Trust International Equity Fund, Cl Y	1,038,013	11,771
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,274,716	42,104
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	445,148	10,519

Total Equity Funds
(Cost $31,063) ($ Thousands)		65,853

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 11.6%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	343,610	$2,928
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,057,063	5,729

Total Fixed Income Funds
(Cost $10,146) ($ Thousands)		8,657

Total Investments in Securities — 99.9%
(Cost $41,209) ($ Thousands)		$74,510

Percentages are based on Net Assets of $74,550 ($ Thousands).

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

The following is summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/23	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$1,431	$—	$—	$—	$28	$1,459	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	11,575	58	(268)	22	384	11,771	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	39,896	122	1,803	(2,035)	2,318	42,104	122	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	9,808	390	(59)	(36)	416	10,519	22	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,799	56	1	(1)	73	2,928	24	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,537	272	(48)	5	(37)	5,729	130	—
Totals	$71,046	$898	$1,429	$(2,045)	$3,182	$74,510	$298	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 42.1%
SEI Enhanced US Large Cap Momentum Factor ETF	33,102	$880
SEI Enhanced US Large Cap Quality Factor ETF	15,187	440
SEI Enhanced US Large Cap Value Factor ETF	33,373	874
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	167,501	1,779
SEI Institutional International Trust International Equity Fund, Cl Y	358,385	4,064
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	170,781	2,618
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	214,988	2,161
SEI Institutional Managed Trust Large Cap Fund, Cl Y	162,577	2,294
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	172,851	1,729
SEI Institutional Managed Trust Small Cap Fund, Cl Y	115,551	1,455

Total Equity Funds
(Cost $14,898) ($ Thousands)		18,294
Fixed Income Funds — 33.6%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	203,413	1,733
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,169,579	11,146
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	319,563	1,732

Total Fixed Income Funds
(Cost $16,510) ($ Thousands)		14,611
Multi-Asset Funds — 24.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	779,143	5,446
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	169,753	1,616
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	449,399	3,470

Total Multi-Asset Funds
(Cost $12,184) ($ Thousands)		10,532

Total Investments in Securities — 99.9%
(Cost $43,592) ($ Thousands)		$43,437

Percentages are based on Net Assets of $43,499 ($ Thousands).

Cl — Class

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Market Strategy Fund

The following is summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/23	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$2,177	$18	$(515)	$(86)	$139	$1,733	$18	$—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	10,938	804	(400)	(53)	(143)	11,146	97	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,147	51	(454)	(117)	105	1,732	49	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	8,737	8	(3,227)	(1,378)	1,306	5,446	1	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	2,181	34	(586)	(63)	50	1,616	32	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,450	153	(73)	(5)	(55)	3,470	—	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,284	515	(46)	5	21	1,779	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	4,361	11	(460)	130	22	4,064	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	2,199	462	25	(201)	133	2,618	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,389	7	(176)	(30)	104	2,294	7	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,260	189	(59)	3	62	1,455	2	—
SEI Enhanced US Large Cap Quality Factor ETF	722	—	(330)	46	2	440	2	—
SEI Enhanced US Large Cap Momentum Factor ETF	1,195	—	(365)	20	30	880	4	—
SEI Enhanced US Large Cap Value Factor ETF	1,282	—	(516)	24	84	874	8	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	—	2,161	—	—	—	2,161	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	—	1,729	—	—	—	1,729	—	—
Totals	$44,322	$6,142	$(7,182)	$(1,705)	$1,860	$43,437	$220	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 88.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	40,104	$426
SEI Institutional International Trust International Equity Fund, Cl Y	301,804	3,423
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	373,639	12,341
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	128,745	3,042

Total Equity Funds
(Cost $8,189) ($ Thousands)		19,232
Fixed Income Funds — 11.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	100,943	860
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	311,887	1,690

Total Fixed Income Funds
(Cost $3,044) ($ Thousands)		2,550

Total Investments in Securities — 99.9%
(Cost $11,233) ($ Thousands)		$21,782

Percentages are based on Net Assets of $21,795 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The following is summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/23	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$417	$1	$—	$—	$8	$426	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	3,423	6	(125)	17	102	3,423	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	11,965	37	(344)	12	671	12,341	37	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	2,928	51	(57)	3	117	3,042	6	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	847	6	(15)	(3)	25	860	7	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,675	31	(7)	(2)	(7)	1,690	39	—
Totals	$21,255	$132	$(548)	$27	$916	$21,782	$89	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 52.9%
SEI Enhanced US Large Cap Momentum Factor ETF	152,714	$4,059
SEI Enhanced US Large Cap Quality Factor ETF	70,930	2,058
SEI Enhanced US Large Cap Value Factor ETF	153,787	4,031
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	644,414	6,844
SEI Institutional International Trust International Equity Fund, Cl Y	1,447,129	16,410
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	566,590	8,686
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	427,849	4,300
SEI Institutional Managed Trust Large Cap Fund, Cl Y	725,627	10,238
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	350,988	3,510
SEI Institutional Managed Trust Small Cap Fund, Cl Y	421,131	5,302

Total Equity Funds
(Cost $54,817) ($ Thousands)		65,438
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 24.4%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	686,478	$5,849
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,931,608	18,408
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,078,549	5,846

Total Fixed Income Funds
(Cost $34,311) ($ Thousands)		30,103
Multi-Asset Funds — 22.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,216,957	15,497
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	353,461	3,365
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,199,159	9,257

Total Multi-Asset Funds
(Cost $33,545) ($ Thousands)		28,119

Total Investments in Securities — 100.0%
(Cost $122,673) ($ Thousands)		$123,660

Percentages are based on Net Assets of $123,611 ($ Thousands).

Cl — Class

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Market Growth Strategy Fund

The following is summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/23	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$4,904	$—	$(1,052)	$58	$149	$4,059	$16	$—
SEI Enhanced US Large Cap Quality Factor ETF	2,631	1	(751)	105	72	2,058	8	—
SEI Enhanced US Large Cap Value Factor ETF	4,671	—	(1,036)	49	347	4,031	31	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	5,108	2,055	(412)	(3)	96	6,844	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	19,285	68	(3,591)	601	47	16,410	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	7,752	1,357	(910)	121	366	8,686	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	—	4,300	—	—	—	4,300	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	10,212	487	(1,022)	91	470	10,238	29	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	3,725	1,685	(289)	23	158	5,302	6	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	6,406	49	(758)	(173)	325	5,849	54	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	17,880	2,028	(1,188)	(206)	(106)	18,408	155	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,347	108	(575)	(180)	146	5,846	139	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	25,650	77	(10,030)	(4,293)	4,093	15,497	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	5,142	45	(1,793)	(197)	168	3,365	71	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	10,138	150	(864)	(200)	33	9,257	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	—	3,510	—	—	—	3,510	—	—
Totals	$129,851	$15,920	$(24,271)	$(4,204)	$6,364	$123,660	$509	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 88.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	222,197	$2,360
SEI Institutional International Trust International Equity Fund, Cl Y	1,670,508	18,944
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	2,060,824	68,069
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	707,343	16,714

Total Equity Funds
(Cost $47,598) ($ Thousands)		106,087
Fixed Income Funds — 11.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	555,492	4,733
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,717,820	9,310

Total Fixed Income Funds
(Cost $16,722) ($ Thousands)		14,043

Total Investments in Securities — 99.9%
(Cost $64,320) ($ Thousands)		$120,130

Percentages are based on Net Assets of $120,206 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The following is summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 3/31/23	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/23	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$2,318	$—	$(5)	$(1)	$48	$2,360	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	18,764	1	(481)	(2)	662	18,944	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	65,926	188	(1,842)	203	3,594	68,069	202	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	15,897	(202)	(27)	1	1,045	16,714	36	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,616	(183)	(40)	(8)	348	4,733	39	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,239	73	(17)	(7)	22	9,310	213	—
Totals	$116,760	$(123)	$(2,412)	$186	$5,719	$120,130	$490	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust